Commitments and Contingencies - Summary of Purchase Expenditures (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments on purchase of raw materials	¥ 2,046,326	¥ 5,312,557